BRANCH SALE (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Branch Location [Line Items]
Deposit premium payment			$ 11,500,000
Fair value of fixed assets expected to be sold			48,000,000
Discount percentage of branches being sold (in hundredths)			1.75%
Cost of fixed assets expected to be sold, net of accumulated depreciation			8,100,000
Amount of remaining unamortized intangible assets			336,100,000
Net gain on branch sale	0	0	5,402,000
Existing core deposit intangibles allocation related to Branch sale			2,600,000
Loss on sale of fixed assets allocation related to Branch sale			2,500,000
Loss on the sale of loans allocation related to Branch sale			200,000
Transaction related costs allocation related to Branch sale			800,000
Midland, Michigan [Member]
Branch Location [Line Items]
Number of branches to be sold			21
Deposits			$ 403,100,000
Battle Creek, Michigan market area [Member]
Branch Location [Line Items]
Number of branches to be sold			6
Northeast Michigan [Member]
Branch Location [Line Items]
Number of branches to be sold			15